Deferred Policy Acquisition Costs (Tables)	6 Months Ended
Jun. 30, 2023
Insurance [Abstract]
Reconciliation of beginning and ending deferred policy acquisition costs
The following table represents a reconciliation of beginning and ending deferred acquisition costs for the twelve months ended December 31, 2022 and 2021:

	Twelve Months Ended December 31, 2022	Twelve Months Ended December 31, 2021
	($ in millions)
Balance at the beginning of the period	$290.8	$306.6
Acquisition costs deferred	460.0	398.3
Amortization of deferred acquisition costs	(431.8)	(414.1)
Balance at the end of the period	$319.0	$290.8